Operating Leases - Schedule of Future Minimum Lease Payments (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC) (10K) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
2019	$ 795,707
2020	760,101
2021	638,582
2022	641,947
Thereafter	1,651,213
Total	$ 4,883,802
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
2018			$ 242,924
2019		$ 242,924	242,924
2020		202,698	202,698
2021		70,980	70,980
2022		74,923	74,923
Thereafter		88,331	88,331
Total		$ 862,049	$ 922,780